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                         UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               -------------

This Amendment (Check only one.):    / / is a restatement.
                                     /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           The Danforth Associates, Inc.
                -------------------------------
Address:        One Hollis Street
                -------------------------------
                Suite 206
                -------------------------------
                Wellesley, MA  02482
                -------------------------------

13F File Number: 28-3656
                 ------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Danforth
        ------------------------------
Title:  President
        ------------------------------
Phone:  800-443-4427
        ------------------------------

Signature, Place, and Date of Signing:

Stuart Gould Danforth              Wellesley, MA      June 30, 2000
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]


Report Type:

/X/     13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F SUMMARY PAGE

Report Summary:


Form 13F Information Table Entry Total:                    40
                                                           --------------------

Form 13F Information Table Value Total:                   $251,941,349
                                                           --------------------


                                        FORM 13F  INFORMATION TABLE


                                                                                  DISCRETION            AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP        MARKET VALUE     SHARES     (A) SOLE   MANAGER   (C) NONE
--------------------    --------------  ---------      ------------     -------   ----------  -------   ---------
ADC TELECOM             COM             000886101       $ 1,142,797      13,625         X       1

AMERICAN INT'L GROUP    COM             026874107       $ 3,434,173      29,227         X       1           X

APPLIED MATERIALS       COM             038222105       $ 2,020,847      22,299         X       1

AUTOMATIC DATA PROC.    COM             053015103       $ 4,870,599      90,933         X       1           X

BANK OF NEW YORK        COM             064057102       $ 5,817,290     125,103         X       1           X

CISCO SYSTEMS           COM             17275R102       $ 9,543,020     150,136         X       1           X

CITIGROUP INC           COM             172967101       $ 8,130,918     134,953         X       1           X

COLGATE PALMOLIVE       COM             194162103       $ 4,819,758      80,497         X       1           X

CORNING                 COM             219350105       $ 6,727,444      24,928         X       1           X

EMC CORP.               COM             268648102       $ 8,807,497     114,476         X       1           X

ENRON                   COM             293561106       $ 1,495,626      23,188         X       1

EXXON MOBIL             COM             30231G102       $ 7,154,569      91,141         X       1           X

FANNIE MAE              COM             313586109       $ 5,620,124     107,691         X       1           X

GTE CORP.               COM             362320103       $ 6,830,566     104,683         X       1           X

GANNETT CO.             COM             364730101       $ 4,320,436      72,233         X       1           X

GENERAL ELECTRIC        COM             369604103       $12,105,730     228,410         X       1           X

INTEL CORP              COM             458140100       $14,358,973     107,407         X       1           X

IBM                     COM             458140100       $ 5,386,750      49,166         X       1           X

INTERPUBLIC GROUP       COM             460690100       $ 8,074,841     187,787         X       1           X

JOHNSON & JOHNSON       COM             478160104       $ 2,231,470      21,904         X       1           X

LOWES COS.              COM             548661107       $ 5,608,563     136,586         X       1           X

MEDTRONIC               COM             585055106       $11,929,247     239,483         X       1           X

MERCK & CO              COM             589331107       $ 4,921,777      64,232         X       1           X

MICROSOFT               COM             594918104       $ 5,465,760      68,322         X       1           X

NORTEL NETWORKS         COM             656569100       $13,668,564     200,272         X       1           X

ORACLE                  COM             68389X105       $ 4,508,356      53,631         X       1           X

PE BIOSYSTEMS           COM             714041100       $ 5,375,334      81,599         X       1           X

PFIZER INC              COM             717081103       $17,832,672     371,514         X       1           X

SOLECTRON               COM             834182107       $ 2,665,176      63,646         X       1           X

STAPLES                 COM             855030102       $   476,056      30,963         X       1           X

SUN MICROSYSTEMS        COM             866810104       $ 8,414,811      92,534         X       1           X

TARGET                  COM             87612E106       $ 6,135,066     105,777         X       1           X

TEXAS INSTRUMENTS       COM             882508104       $10,136,489     147,574         X       1           X

TEXTRON                 COM             883203101       $ 4,028,412      74,171         X       1           X

TIME WARNER             COM             887315109       $ 7,388,492      97,217         X       1           X

TYCO INTERNATIONAL      COM             902124106       $ 4,171,132      88,045         X       1           X

UNITED TECHNOLOGIES     COM             913017109       $ 1,678,055      28,502         X       1           X

WALGREEN CO.            COM             931422109       $ 8,742,801     271,621         X       1           X

WELLS FARGO             COM             949746101       $ 2,221,925      57,340         X       1           X

XILINX                  COM             983919101       $ 3,679,233      44,563         X       1           X
